Consolidated Statements of Operations and Deficit - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue (Note 21)	$ 41,427	$ 465,777	$ 552,748
Operating expenses
Selling, marketing and administration (Note 20)	18,771,421	10,795,155	9,516,271
Research and development (Note 20)	11,334,641	10,077,930	10,746,743
Operating expenses	30,106,062	20,873,085	20,263,014
Operating loss before the following	(30,064,635)	(20,407,308)	(19,710,266)
Loss on acquisition of 24.8% of SPX (Note 5)	(6,852,687)
Interest expense (Note 8)	(102,673)	(70,182)	(49,738)
Other income, including interest	947,956	234,990	188,320
Forgiveness of Covid-19 government support loans (Note 23)	7,298
Gain on contribution of intellectual property to joint venture (Note 5)		1,031,807	1,746,987
Share of loss in joint venture (Note 5)		(1,031,807)	(3,211,993)
Fair value adjustment to derivative warrant liability (Note 10 and 11(b))	(20,631,082)	(24,865)
Net loss	(56,695,823)	(20,267,365)	(21,036,690)
Deficit, beginning of year	(214,291,025)	(194,023,660)	(172,986,970)
Net loss	(56,695,823)	(20,267,365)	(21,036,690)
Deficit, end of year	$ (270,986,848)	$ (214,291,025)	$ (194,023,660)
Basic net loss per share (Note 14)	$ (0.94)	$ (0.51)	$ (0.57)
Diluted net loss per share (Note 14)	$ (0.94)	$ (0.51)	$ (0.57)